SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION
Summary of reportable segments financial information

		Revenues and income
Segment		Sales	Other	Totals	Profit / (loss)
		A$	A$	A$	A$
Operations	2019	25,444	1,019,769	1,045,213	(6,425,604)
	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)

				Amortization	Purchases of
Segment		Assets	Liabilities	/depreciation	equipment
		A$	A$	A$	A$
Operations	2019	3,265,005	(1,493,799)	(156,248)	5,353
	2018	6,165,981	(1,454,103)	(303,749)	2,385
	2017	12,108,297	(1,529,253)	(371,611)	234,799

Summary of geographical information

		Revenues and income
		Sales	Other	Totals	Profit/(Loss)
		A$	A$	A$	A$
Australia	2019	5,247	1,019,769	1,025,016	(5,791,950)
	2018	—	441,476	441,476	(3,504,098)
	2017	18,215	344,112	362,327	(7,000,994)
U.S.	2019	20,197	—	20,197	(633,654)
	2018	189,254	—	189,254	(1,959,774)
	2017	500,291	—	500,291	(1,371,001)
Other	2019	—	—	—	—
	2018	—	—	—	—
	2017	—	—	—	(31,831)
Totals	2019	25,444	1,019,769	1,045,213	(6,425,604)
	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)

Summary of intersegment balances and transactions

	Consolidated
	2019	2018	2017
	A$	A$	A$
Foreign exchange gain (U.S.) and foreign exchange loss (Australia)	291,542	981,141	776,295
Cost of sales (U.S.) and sales (Australia)	9,708	38,352	74,762